Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	EHang Holdings Ltd
Entity Central Index Key	0001759783
Entity File Number	001-39151
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Entity Address, Country	CN
ICFR Auditor Attestation Flag	false
American Depositary Shares [Member]
Document Information [Line Items]
Trading Symbol	EH
Title of 12(b) Security	American depositary shares, each representing two Class A ordinary shares
Security Exchange Name	NASDAQ
Class A ordinary shares [member]
Document Information [Line Items]
No Trading Symbol Flag	true
Title of 12(b) Security	Class A ordinary shares
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	64,634,743
Class B ordinary shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	44,992,555